Investment in joint ventures	12 Months Ended
Dec. 31, 2022
Disclosure of Joint Ventures [Abstract]
Investment in joint ventures

Note 16. Investment in joint ventures

Name of joint venture	Principal activity	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by the Company
			As of December 31, 2022	As of December 31, 2021
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%

Promedical S.A. is accounted for using the equity method in these Consolidated Financial Statements. Pursuant to a shareholder agreement, the Group has the right to cast 50% of the votes at shareholder meetings of Promedical S.A.

The financial year end dates of Promedical S.A. are December 31, 2022 and 2021. For the purposes of applying the equity method of accounting, the financial statements of Promedical S.A. for the years ended December 31, 2022, 2021 and 2020 have been used.

The other summary information that precedes the reconciliation to the Group’s carrying amount represents amounts included in the IFRS financial statements of the joint venture, not the entity’s share of these amounts, although they are adjusted to reflect fair value adjustments upon acquisition or accounting policy alignments.

Summarized financial information of Promedical S.A is set out below. The summarized financial information below represents amounts in the Promedical S.A.’s financial statements prepared in accordance with IFRS Standards, adjusted by the Group for equity accounting purposes.

	As of December 31
	2022	2021
Current assets	$10,107	$10,324
Non-current assets	2,970	3,136
Current liabilities	8,422	6,231
Non-current liabilities	866	795
Equity	3,789	6,434
Revenue	19,844	23,704
(Loss)/income for the year	(2,040)	1,423
Total comprehensive (loss)/income	(2,040)	1,423

	As of December 31
	2022	2021
Net assets of Promedical S.A.	$3,789	$6,434
Proportion of the Group’s ownership interest in Promedical S.A.	1,895	3,217
Other adjustments	(390)	(774)
Carrying amount of the Group’s interest in Promedical S.A.	$1,505	$2,443